Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Disclosure of capital risk management

	December 31, 2021	December 31, 2020
	$	$
Borrowings	2,464,027	2,759,717
Obligations relating to leases	199,108	139,239
Due to related parties(1)	797,432	622,014
Less:
Cash and cash equivalents	190,942	235,734
Restricted cash	64,815	133,389
Net debt	3,204,810	3,151,847
Total equity	100,678	244,899
Total equity and net debt	3,305,488	3,396,746
Net debt to capitalization ratio	97%	93%
(1)Includes borrowings from related parties. Refer to Note 19.
Summary of foreign currency risk by asset and liability type	The following tables set out the Partnership's currency exposure of financial instruments as at December 31, 2021 and 2020:

(in thousands of U.S. Dollars)	December 31, 2021
	USD	NOK	AUD	GBP	CAD	EUR	BRL	Other	Total
Financial assets
Current assets	297,763	19,349	—	14,084	3,918	—	3,647	2,661	341,422
Non-current assets	89,018	718	—	—	—	—	—	—	89,736
Total	386,781	20,067	—	14,084	3,918	—	3,647	2,661	431,158
Financial liabilities
Current liabilities	479,493	—	4,701	—	4,782	3,208	719	335	493,238
Non-current liabilities	3,047,747	5,649	3	—	55	—	517	—	3,053,971
Total	3,527,240	5,649	4,704	—	4,837	3,208	1,236	335	3,547,209

(in thousands of U.S. Dollars)	December 31, 2020
	USD	NOK	AUD	GBP	CAD	EUR	BRL	Other	Total
Financial assets
Current assets	470,906	31,940	123	48,068	8,914	1,651	3,536	4,672	569,810
Non-current assets	87,274	737	—	—	—	—	—	—	88,011
Total	558,180	32,677	123	48,068	8,914	1,651	3,536	4,672	657,821
Financial liabilities
Current liabilities	608,783	9,815	10,985	4,174	—	2,324	419	530	637,030
Non-current liabilities	3,159,205	5,043	—	3,548	192	541	914	443	3,169,886
Total	3,767,988	14,858	10,985	7,722	192	2,865	1,333	973	3,806,916

Sensitivity analysis of currency risk	The Partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

(in thousands of U.S. Dollars)	December 31, 2021
	10% decrease	10% increase
Norwegian Krone	(1,442)	1,442
British Pound	(1,408)	1,408
Other	409	(409)

(in thousands of U.S. Dollars)	December 31, 2020
	10% decrease	10% increase
Norwegian Krone	(1,782)	1,782
British Pound	(4,035)	4,035
Other	(255)	255